Stock-Based Compensation Expense (Tables) - Bird Rides [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary Of Stock Option Activity
The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

	Number of Options Outstanding	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Life (in years)

As of December 31, 2019	15,493,863	$3.00	12,800	8.07

Granted	11,191,955	0.20
Exercised	(4,851,991)	(0.18)
Forfeited and canceled	(4,704,054)	(0.59)
Expired	(205,365)	(0.69)

As of December 31, 2020	16,924,408	$0.20	40,909	9.21

Granted	226,631	6.36
Exercised	(2,356,045)	(0.17)
Forfeited and canceled	(2,291,442)	(0.24)
Expired	(82,068)	(0.20)

As of December 31, 2021	12,421,484	$0.30	72,940	8.21

Vested and expected to vest as of December 31, 2021	12,421,484	0.30	72,940	8.21

Exercisable as of December 31, 2021	7,219,298	$0.22	42,923	8.10

Summary Of Restricted Stock Option Activity
The following table summarizes the activity of the other RSAs outstanding, which are
subject to vesting, generally monthly over
 48
months, for the years ended December 31, 2021 and 2020:

	Number of Shares	Aggregate intrinsic value (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	707,438	$2,558	$0.22
Granted	—		—
Vested	(385,875)		$0.22
Forfeited	—		—
Nonvested at December 31, 2020	321,563	$768	$0.22

Granted	—		—
Vested	(321,563)		$0.22
Forfeited	—		—

Unvested at December 31, 2021	—	$—	$—

Vested at December 31, 2021	1,582,741	$9,417	$0.22

Schedule Of Share Based Compensation Restricted Stock Units Award Activity
The following table summarizes the RSU activity for the year ended December 31, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance at December 31, 2020	—	$—

Granted	53,936,290	6.88
Canceled	(21,619)	$(8.16)
Forfeited	(676,280)	$(7.57)

Balance at December 31, 2021	53,238,391	$6.87

Summary Of Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense for the three months ended March 31, 2022 and 2021, respectively (in thousands):

	Three months ended March 31,
	2022	2021
General and administrative	44,678	1,104
Sales and marketing	841	179
Research and development	3,185	202

Total	$48,704	$1,485

The following table summarizes total stock-based compensation expense for the years ended December
31
,
2021
and
2020
(in thousands):

	December 31,
	2021	2020
Cost of revenue	$—	$15
Selling and marketing	2,714	895
Research and development	5,182	892
General and administrative	78,735	4,372

Total	$86,631	$6,174

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions	The weighted-average fair value of stock options granted was determined using the Black-Scholes-Merton option-pricing model with the following weighted-average assumptions:

	December 31,
	2021	2020
Expected term (in years)	5.91	5.92
Risk-free interest rate	1.7%	0.7%
Expected volatility	50.8%	46.1%
Expected dividend yield	—%	—%